Operating segments (Tables)	12 Months Ended
Nov. 30, 2024
Disclosure of operating segments [abstract]
Summary of operating segments

	2024	2023	2022

RxCrossroads	$85,804	$81,392	$78,744

Others	62	372	1,313

	$85,866	$81,764	$80,057